Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	6 Months Ended	17 Months Ended	29 Months Ended	41 Months Ended	53 Months Ended	65 Months Ended	77 Months Ended	89 Months Ended	101 Months Ended	113 Months Ended	125 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000240584
Account Value [Line Items]
Line Graph and Table Measure Name			Fulcrum Diversified Absolute Return Fund
Accumulated Value	$ 1,000,000	$ 977,000		$ 979,888	$ 997,457	$ 978,256	$ 1,046,111	$ 1,147,391	$ 1,196,860	$ 1,220,452	$ 1,229,145	$ 1,316,942	$ 1,492,662
Bloomberg Global Aggregate USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate USD Hedged Index
Accumulated Value	1,000,000	1,004,223		1,043,856	1,075,547	1,094,506	1,184,435	1,250,533	1,233,141	1,094,799	1,173,042	1,212,864	1,271,855
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 1,000,000	$ 1,000,493		$ 1,003,770	$ 1,012,353	$ 1,031,333	$ 1,054,851	$ 1,061,897	$ 1,062,419	$ 1,078,035	$ 1,132,422	$ 1,192,246	$ 1,242,413